TAXES (Tables)	12 Months Ended
Dec. 31, 2025
TAXES
Schedule of Liabilities Arising from its Operational Activities
			Change
	12/31/2025	12/31/2024	$	%

Federal tax payable	124,749	96,729	28,020	29%
State tax payable	186,933	142,698	44,235	31%
Municipal tax payable	190	153	37	24%
	311,872	239,580	72,292	30%

Schedule of Taxes
	Current	Current	Non-Current	Non-Current	Total	Total
	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024
COFINS	73,149	51,798	-	-	73,149	51,798
Contribuição Sindical	3	3,740	-	-	3	3,740
CSRF	12,927	8,402	-	-	12,927	8,402
INSS	999	961	-	-	998	961
IPI	18	14	-	-	18	14
IRPJ	8,936	8,805	-	-	8,936	8,805
IRRF	11,657	5,484	-	-	11,657	5,484
PIS	15,154	12,360	-	-	15,154	12,360
Tax Fine	108	4,950	-	-	108	4,950
CSLL	4,063	-		-	4,063	-
Tax Government Program	6,682	-	-	-	6,682	-
ISS	916	154	-	-	915	153
ICMS	177,022	142,698	-	-	177,022	142,698
ICMS ST	238	214	-	-	238	214
	311,872	239,580	-	-	311,872	239,580